Stockholders' Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, authorized	400,000,000	400,000,000
Preferred Stock, authorized	40,000,000
Common stock, par value	$ 0.01	$ 0.01
Preferred stock, par value	$ 0.01
Common stock, shares issued	77,180,429	55,893,618
Common stock, shares outstanding	77,180,429	55,893,618
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock voting rights	one